Voya VACS Series EMHCD Fund Average Annual Total Returns			12 Months Ended	22 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Global Aggregate Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		(1.69%)	1.64%
No Class
Prospectus [Line Items]
Average Annual Return, Percent			7.90%	10.26%
Performance Inception Date		Feb. 17, 2023
No Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.61%	6.41%
No Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.09%	6.35%
No Class | J.P. Morgan GBI EM Global Diversified,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		6.54%	8.83%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the JPMorgan GBI EM Global Diversified Index to the Bloomberg Global Aggregate Index in accordance with changes to regulatory disclosure requirements. The Fund continues to use the JPMorgan GBI EM Global Diversified Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund's principal investment strategies.